Risk Report - Impaired loans, allowance for loan losses and coverage ratios by region (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Impaired Loans [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	€ 6,234	€ 7,447
Total Impaired Loans [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	2,266	2,639
Total Impaired Loans [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	2,892	3,709
Total Impaired Loans [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	168	179
Total Impaired Loans [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	498	496
Total Impaired Loans [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	70	5
Total Impaired Loans [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	292	355
Total Impaired Loans [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	49	64
Total Impaired Loans [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	2
Individually assessed [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	3,348	4,126
Individually assessed [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	953	1,154
Individually assessed [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,471	2,021
Individually assessed [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	45	46
Individually assessed [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	497	495
Individually assessed [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	70	4
Individually assessed [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	264	341
Individually assessed [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	48	63
Individually assessed [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	2
Collectively assessed [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	2,886	3,321
Collectively assessed [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,312	1,486
Collectively assessed [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,422	1,688
Collectively assessed [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	123	132
Collectively assessed [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1	1
Collectively assessed [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Collectively assessed [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	28	14
Collectively assessed [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	1
Collectively assessed [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Total loan loss allowance [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	3,921	4,546
Total loan loss allowance [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,527	1,489
Total loan loss allowance [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,749	2,195
Total loan loss allowance [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	147	154
Total loan loss allowance [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	170	277
Total loan loss allowance [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	35	16
Total loan loss allowance [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	272	367
Total loan loss allowance [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	10	32
Total loan loss allowance [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	11	17
Individually assessed allowance [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,766	2,071
Individually assessed allowance [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	600	563
Individually assessed allowance [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	815	1,008
Individually assessed allowance [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	45	39
Individually assessed allowance [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	67	148
Individually assessed allowance [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	14	3
Individually assessed allowance [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	223	286
Individually assessed allowance [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1	24
Individually assessed allowance [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Collectively assessed allowance for impaired loans [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,745	1,972
Collectively assessed allowance for impaired loans [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	823	804
Collectively assessed allowance for impaired loans [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	822	1,057
Collectively assessed allowance for impaired loans [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	92	106
Collectively assessed allowance for impaired loans [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Collectively assessed allowance for impaired loans [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Collectively assessed allowance for impaired loans [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	8	5
Collectively assessed allowance for impaired loans [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Collectively assessed allowance for impaired loans [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0	0
Collectively assessed allowance for non-impaired loans [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	410	503
Collectively assessed allowance for non-impaired loans [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	104	122
Collectively assessed allowance for non-impaired loans [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	113	130
Collectively assessed allowance for non-impaired loans [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	11	10
Collectively assessed allowance for non-impaired loans [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	102	128
Collectively assessed allowance for non-impaired loans [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	21	14
Collectively assessed allowance for non-impaired loans [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	41	76
Collectively assessed allowance for non-impaired loans [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	9	8
Collectively assessed allowance for non-impaired loans [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	€ 11	€ 17
Impaired loan coverage ratio in % [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	63.00%	61.00%
Impaired loan coverage ratio in % [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	67.00%	56.00%
Impaired loan coverage ratio in % [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	60.00%	59.00%
Impaired loan coverage ratio in % [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	88.00%	86.00%
Impaired loan coverage ratio in % [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	34.00%	56.00%
Impaired loan coverage ratio in % [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	50.00%	363.00%	[1]
Impaired loan coverage ratio in % [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	93.00%	103.00%	[1]
Impaired loan coverage ratio in % [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	20.00%	50.00%
Impaired loan coverage ratio in % [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	0.00%	908.00%	[1]

[1]	Impaired Loans in Central & South America, Asia Pacific and Other are more than fully covered by loan loss allowance due to the latter including collectively assessed allowance for non-impaired loans